THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2000
                            PURSUANT TO A REQUEST FOR
                       CONFIDENTIAL TREATMENT AND FOR WHICH
                                   THAT REQUEST
                           EXPIRED ON NOVEMBER 14, 2000


                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                     FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2000

Check here if Amendment [ X ]; Amendment Number: 2
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ MARK D. LERNER            BALTIMORE, MARYLAND             11/14/00
        ------------------            -------------------             --------
            [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:           $290,531
                           (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                            FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----

AETNA, INC.             COMMON     008117103       8,732     156,800     SH                SOLE               SOLE

CASTLE & COOKE          COMMON     148433105         504      30,000     SH                SOLE               SOLE

CHAMPION INT'L          COMMON     158525105         266       5,000     SH                SOLE               SOLE

CMP GROUP               COMMON     125887109      12,969     445,300     SH                SOLE               SOLE

COMSAT CORP.            COMMON     20564D107       3,010     145,920     SH                SOLE               SOLE

CONSOLIDATED PAPERS     COMMON     209759109      14,399     374,600     SH                SOLE               SOLE

DIME BANCORP            COMMON     25429Q102      16,145     872,700     SH                SOLE               SOLE

EASTERN ENTERPRISES     COMMON     27637F100       1,222      20,400     SH                SOLE               SOLE

HARTFORD LIFE           COMMON     416592108       9,169     195,600     SH                SOLE               SOLE

IMS HEALTH              COMMON     449934108      12,884     760,700     SH                SOLE               SOLE

MCN ENERGY GROUP        COMMON     55267J100       7,563     302,500     SH                SOLE               SOLE

QWEST COMM.             COMMON     749121109      35,064     730,500     SH     PUT        SOLE               NONE

SNYDER COMM.            COMMON     832914105      46,017   2,045,200     SH                SOLE               SOLE

US WEST, INC.           COMMON     91273H101      86,148   1,186,200     SH                SOLE               SOLE

US WEST, INC.           COMMON     91273H101       2,876      39,600     SH     CALL       SOLE               NONE

                            FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
  ---------------    --------------   --------   --------   -----------------------   ----------    --------  --------------------
                                                   VALUE    SHRS OR     SH/    PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT    PRN    CALL   DISCRETION    MANAGERS  SOLE  SHARED    NONE
   --------------    --------------     -----    --------    -------    ---    ----   ----------    --------  ----  ------    ----

VASTAR                  COMMON       922380100      2,229    30,000     SH            SOLE                    SOLE

WESLEY JESSEN
VISIONCARE              COMMON       951018100      31,334   871,900    SH            SOLE                   SOLE